GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            COLI VUL-2 Series Account
                            Annual Report Form N-30D
                         File Nos. 811-09201, 333-70963

        The information required to be contained in this report for the period ending December 31, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth
File No. 811-5188
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000814680-03-000004

American Century VP International
File No. 811-5188
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000814680-03-000004

American Century VP Ultra
File No. 811-5188
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000814680-03-000004

American Century VP Value
File No. 811-5188
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000814680-03-000004

Dreyfus:

Dreyfus Stock Index Fund
File No. 811-5719
Form N-30D
Filed via EDGAR and accepted March 4, 2003
Accession No. 0000846800-03-000002

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-30D
File via EDGAR and accepted on March 3, 2003
Accession No. 0000813383-03-000006

Growth and Income Portfolio
File No. 811-05125
Form N-30D
File via EDGAR and accepted on March 3, 2003
Accession No. 0000813383-03-000006

Federated Insurance Series:

Federated American Leaders Fund II
File No. 811-8042
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0001056288-03-000153

Federated Growth Strategies Fund II
File No. 811-8042
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0001056288-03-000153

Federated High Income Bond Fund II
File No. 811-8042
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0001056288-03-000153

Federated International Equity Fund II
File No. 811-8042
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0001056288-03-000153

Fidelity Variable Insurance Products (VIP) Fund:

Fidelity VIP Growth Portfolio
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000356494-02-000008

Fidelity Variable Insurance Products (VIP) Fund II:

Fidelity VIP II Contrafund(R) Portfolio
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000356494-02-000008

Fidelity VIP II Investment Grade Bond Portfolio
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000356494-02-000008

INVESCO Variable Investments Funds, Inc.:

INVESCO VIF - Core Equity Fund
File No. 811-8038
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0000912744-03-000003

INVESCO VIF - Financial Services
File No. 811-8038
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0000912744-03-000003

INVESCO VIF - Health Sciences
File No. 811-8038
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0000912744-03-000003

INVESCO VIF - High Yield Fund
File No. 811-8038
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0000912744-03-000003

INVESCO VIF - Technology Fund
File No. 811-8038
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0000912744-03-000003

Janus Aspen Series Institutional Shares:

Aggressive Growth Portfolio
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000224

Balanced Portfolio
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000224

Capital Appreciation Portfolio
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000224

Flexible Income Portfolio
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000224

Growth Portfolio
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000224

Worldwide Growth Portfolio
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000224

Maxim Series Fund, Inc.:

Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000017

Maxim Ariel Mid-Cap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000019

Maxim Loomis-Sayles Bond Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000006

Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000005

Maxim INVESCO Balanced Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000015

Maxim INVESCO Small-Cap Growth Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000018

Maxim Money Market Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000009

Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000013

Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000007

Maxim Aggressive Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Maxim Moderately Aggressive Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Maxim Moderate Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Maxim Moderately Conservative Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Maxim Conservative Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Neuberger Berman Advisers Management Trust:

Guardian Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0001206774-03-000093

Partners Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0001206774-03-000096

Socially Responsive Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0001206774-03-000086

STI Classic Variable Trust:

STI Capital Appreciation Fund
File No. 811-09032
Form N-30D
Filed via EDGAR and accepted February 25, 2003
Accession No. 0000935069-03-000157

STI Growth and Income Fund
File No. 811-09032
Form N-30D
Filed via EDGAR and accepted February 25, 2003
Accession No. 0000935069-03-000157

STI Small Cap Value Equity Fund
File No. 811-09032
Form N-30D
Filed via EDGAR and accepted February 25, 2003
Accession No. 0000935069-03-000157